Investment Objectives and Goals - Tema S&P 500 Historical Weight ETF Strategy	Mar. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema S&P 500® Historical Weight ETF Strategy (the “Fund”) seeks long-term growth based on a historical weight interpretation of the S&P 500® Index (the “S&P 500”).